Fair Value Measurements and Fair Value of Financial Instruments (Additional Qualitative Information about Level 3 Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 loan		Dec. 31, 2013 loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 11,605,000		$ 12,609,000
Number of impaired loans requiring a valuation allowance	3		1
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,973,000		1,723,000
Impaired Financing Receivable, Related Allowance	293,000		53,000
Number of impaired loans not requiring a valuation allowance	14		20
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	8,632,000		10,886,000
Impaired Loans, Cumulative Charge-Offs	1,022,000		3,714,000
Investment Owned, at Fair Value	11,605,000		12,556,000
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	11,312,000		12,556,000
Fair Value Measurements, Valuation Techniques	Appraisal of collateral(1)	[1]	Appraisal of collateral(1)	[1]
Fair Value Disclosure, Unbservable Input Range	Appraisal adjustments(2)	[2]	Appraisal adjustments(2)	[2]
Impaired Loans [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	6.00%		10.00%
Impaired Loans [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	33.00%		15.00%
Impaired Loans [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	22.35%		10.67%
Foreclosed Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 3,726,000		$ 1,009,000
Fair Value Measurements, Valuation Techniques	Appraisal of collateral(1)	[1]	Appraisal of collateral(1)	[1]
Fair Value Disclosure, Unbservable Input Range	Liquidation Expenses(2)	[2]	Liquidation Expenses(2)	[2]
Fair Value Inputs, Discount Rate	10.00%		10.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable, less any associated allowance.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.